Note 10 - Long-term Debt (Details Textual) - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 19, 2017	Jan. 24, 2017	Jul. 15, 2016	May 21, 2014	Feb. 28, 2017	Jul. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	Jan. 27, 2016	May 29, 2015	Dec. 31, 2013	Oct. 31, 2011	Aug. 30, 2011	Apr. 11, 2011	Nov. 30, 2010	Jul. 31, 2008	May 30, 2008	Jan. 31, 2008	Dec. 31, 2007	Jun. 30, 2006	Feb. 28, 2006
Debt Instrument, Covenant Terms, Net Funded Debt to Net Assets							80.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time							4.80%		4.70%
Interest Expense, Debt							$ 23,606,000	$ 26,613,000
Long-term Debt, Gross							938,447,000		$ 1,058,327,000
Repayments of Long-term Debt							$ 119,880,000	$ 92,630,000
Minimum [Member]
Term Loan, Value Maintenance Clauses							80.00%
Debt Instrument, Interest Rate During Period							2.20%		1.98%
Maximum [Member]
Term Loan, Value Maintenance Clauses							130.00%
Debt Instrument, Interest Rate During Period							6.01%		6.04%
Loans Payable [Member]
Debt Instrument, Face Amount																			$ 120,000,000
Long-term Debt, Gross							$ 577,290,000		$ 652,224,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																						$ 75,000,000
Long-term Debt, Gross							18,250,000		22,375,000
Debt Instrument, Periodic Payment, Principal							4,125,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							10,000,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Prepaid Payment on Principal	$ 6,000,000
Debt Instrument, Face Amount																							$ 150,000,000
Long-term Debt, Gross							42,000,000		54,000,000				$ 66,000,000
Debt Instrument, Periodic Payment, Principal							5,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							12,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																							75,000,000
Loans Payable [Member] | Christos Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																					$ 75,000,000
Loans Payable [Member] | Tranche A Term Loan [Member]
Debt Instrument, Face Amount							38,500,000
Repayments of Long-term Debt		$ 18,288,000
Loans Payable [Member] | Tranche B Term Loan [Member]
Debt Instrument, Face Amount							42,000,000
Long-term Debt, Gross							18,900,000
Debt Instrument, Periodic Payment, Principal							1,050,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							8,400,000
Loans Payable [Member] | Tranche C Term Loan [Member]
Debt Instrument, Face Amount							21,000,000
Long-term Debt, Gross							9,975,000
Debt Instrument, Periodic Payment, Principal							525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							4,200,000
Loans Payable [Member] | Tranche D Term Loan [Member]
Debt Instrument, Face Amount							7,470,000
Long-term Debt, Gross				$ 4,202,000
Repayments of Long-term Debt				$ 4,202,000
Loans Payable [Member] | Tranche E Term Loan [Member]
Debt Instrument, Face Amount							7,470,000
Long-term Debt, Gross														$ 2,334,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Debt Instrument, Face Amount																	$ 229,200,000
Long-term Debt, Gross							170,624,000		178,264,000
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche A and B [Member]
Long-term Debt, Gross							112,051,000
Debt Instrument, Periodic Payment, Principal							1,273,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							40,744,800
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche C [Member]
Long-term Debt, Gross							58,572,000
Debt Instrument, Periodic Payment, Principal							1,273,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							40,744,800
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																$ 152,800,000
Long-term Debt, Gross							110,507,000		115,964,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Tranche A [Member]
Long-term Debt, Gross							54,571,000
Debt Instrument, Periodic Payment, Principal							1,364,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							38,199,600
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Trache B [Member]
Long-term Debt, Gross							55,936,000
Debt Instrument, Periodic Payment, Principal							1,364,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							38,199,600
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount												$ 39,000,000
Long-term Debt, Gross							34,667,000		36,833,000
Debt Instrument, Periodic Payment, Principal							1,083,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							17,333,300
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																					150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																					$ 75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																								$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term Debt, Gross							101,000,000		109,000,000		$ 116,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							43,500,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																									$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term Debt, Gross							28,240,000		$ 32,000,000	$ 37,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							11,680,000
Loans Payable [Member] | Kelsen Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																							$ 75,000,000
Loan Facility to Finance Vessels in Fleet [Member]
Debt Instrument, Face Amount																$ 120,000,000
Long-term Debt, Gross							43,127,000
Repayments of Long-term Debt					$ 4,918,000	$ 3,835,000
Debt Instrument, Periodic Payment, Principal							2,715,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							26,837,000
Credit Facility [Member]
Line of Credit Facility, Covenant Terms, Market Value Adjusted Net Worth							500,000,000
Line of Credit Facility, Maximum Borrowing Capacity																				$ 1,000,000,000
Line of Credit Facility, Periodic Payment, Principal							22,473,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 24,062,000
Line of Credit Facility, Number of Vessels Used Pledged							22
Line of Credit Facility, Number of Corporate Guarantees							22
Line of Credit Facility, Covenant Terms, Total Liabilities to Market Valued Total Assets							75.00%
Line of Credit Facility, Covenant Terms, Minimum Required Liquidation Preference							$ 30,000,000
Line of Credit Facility, Covenant Terms, Minimum Required Liquidation Percent of Debt							3.00%
Line of Credit Facility, Covenant Terms, EBITDA							250.00%
MSC Athens and MSC Athos Funding Facility [Member]
Long-term Line of Credit															$ 133,700,000
Line of Credit Facility, Maximum Borrowing Capacity																		$ 140,000,000
Proceeds from (Repayments of) Lines of Credit			$ (133,700,000)